SOFTWARE (Details) - USD ($)	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2020	Jun. 30, 2021
SOFTWARE
Software, Beginning	$ 75,750	$ 0	$ 21,500
Additions	243,650	21,500	54,250
Depreciation	0	0	0
Software, ending	$ 319,400	$ 21,500	$ 75,750